Forward Purchase Agreement	12 Months Ended
Dec. 31, 2022
Forward Purchase Agreement [Abstract]
FORWARD PURCHASE AGREEMENT

Note 9 FORWARD PURCHASE AGREEMENT

The Company entered into a Forward Share Purchase Agreement with Meteora Capital Partners and its affiliates (collectively, “Meteora”) for a forward purchase transaction. Prior to the Closing, Meteora agreed not to redeem 2,873,728 shares of Class A Common Stock (the “Meteora Shares”) in connection with the Business Combination. Meteora has the right to sell the Meteora Shares in the open market and on the fifteen (15) month anniversary of the Closing of the Business Combination (the” Put Date”) may obligate the Company to purchase the shares, as described below, from Meteora should any not have been sold in the open market.

In connection with the Forward Share Purchase Agreement, the Company and Meteora entered into an escrow agreement (the “Escrow Agreement”) where $29,135, based on the Meteora Shares and the corresponding redemption price from the Business Combination, was deposited into escrow by the Company (the “Prepayment Amount”). There are a few scenarios in which the Forward Purchase Agreement can be settled either before or on the Put Date:

i.	At any time prior to the Put Date, Meteora may sell the Meteora Shares to any third party following the Business Combination but before the Put Date in the open market. If Meteora sells any shares prior to the Put Date, an amount equal to the product of the number of Meteora Shares sold multiplied by 92.5% of a reset price (the “Reset Price”) will be released from the Escrow Account and paid to the Company (the “Open Market Sale Payment”), and an amount equal to the product of (a) the portion of the Meteora Shares that Meteora sells in the open market and (b) the difference between the (i) the per share escrow amount and (ii) the Open Market Sale Payment, will be released from the Escrow Account to Meteora. The Reset Price shall initially be $10.00 and, thereafter, shall be subject to weekly adjustments during the term of the Forward Purchase Agreement based on the then current Reset Price and volume weighted average trading prices (“VWAP”) of the Company’s Class A Common Stock for the immediately preceding week.

ii.	On the Put Date, if any of the Meteora Shares subject to the Forward Purchase Agreement remain unsold, Meteora is entitled to a) the product of the unsold Meteora Shares multiplied by the Redemption Price which will be released from the Escrow Account, and b) the Company will be required to transfer to Meteora maturity consideration equal to the product of $0.05 per Meteora Share sold to the Company and the number of days between the closing of the Business Combination and the Put Date divided by 30 days.

iii.	The Put Date may be accelerated and occur prior to the fifteen month anniversary of the Closing of the Business Combination upon the occurrence of certain events and circumstances set forth in the Forward Share Purchase Agreement, including a) if the VWAP of the Company’s Class A Common Stock falls below $2.50 per share during any 20 of 30 consecutive trading days, b) if the Forward Purchase Agreement is early terminated, or c) if the Company’s Class A Common Stock is delisted from a national exchange. If the Put Date is accelerated, the Company would follow the maturity consideration described above.

The Company determined that the Prepayment Amount was collateral and recorded it on its balance sheet as an asset while the agreement was outstanding. In accordance with ASC 480, Distinguishing Liabilities from Equity, the Company determined that Meteora’s ability to require the Company to repurchase shares in certain situations was a freestanding derivative. The derivative, referred to as the forward purchase put derivative was recorded as a liability on the Company’s balance sheet. Additionally, the Company recorded a derivative based on the amount of collateral that may be provided to Meteora and recorded it as a liability, referred to as the forward purchase collateral derivative, on the Company’s balance sheet.

On November 10, 2022 the Forward Share Purchase Agreement and related Escrow Agreement were amended to allow for the maturity consideration to be paid through Meteora retaining 500,000 shares which approximated the value of the maturity consideration formula described above. The Forward Share Purchase Agreement was subsequently cancelled on November 10, 2022. The cancellation of the Forward Share Purchase Agreement resulted in (i) the removal of the forward purchase put derivative and forward purchase collateral derivative from the Company’s balance sheet, (ii) the recognition of an additional $270 of expense based on the fair value of the Company’s Class A Common Stock retained by Meteora for the maturity consideration, (iii) and the shares purchased from Meteora became treasury stock with a corresponding reduction to additional paid-in capital based on the fair market value of the shares at cancellation. The Company recorded expenses related to the Forward Share Purchase Agreement are recorded within Forward purchase agreement expense in the consolidated statements of operations and consists of the maturity consideration that settled the forward purchase put derivative, the amounts released from escrow to Meteora as a result of open market sales, and the settlement of the forward purchase collateral derivative.